Income Taxes (Details) - USD ($)		12 Months Ended
	Feb. 03, 2016	Dec. 31, 2018	Dec. 31, 2017
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
U.S. operations		$ (52,758,931)	$ (41,276,187)
Non-U.S. operations		(65,905,252)	(44,366,355)
Income (loss) before income taxes		(118,664,183)	(85,642,542)
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current provision - federal		2,902,886	1,746,085
Current provision - state		1,537,683	212,416
Current provision - foreign		2,089,428	1,595,246
Current provision - total		6,529,997	3,553,747
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Deferred provision - current		(7,828,116)	(41,477,737)
Deferred provision - state		(4,005,413)	(3,282,520)
Deferred provision - foreign		(3,679,910)	(3,185,216)
Deferred provision - total		(15,513,439)	(47,945,473)
Income Tax Expense (Benefit), Total		$ (8,983,442)	$ (44,391,726)
Osmotica Pharmaceuticals Plc [Member] | Osmotica Holdings SCSp [Member]
Income Tax Disclosure [Line Items]
Ownership interest (as a percent)	50.00%
Vertical/Trigen Holdings, LLC [Member] | Osmotica Holdings SCSp [Member]
Income Tax Disclosure [Line Items]
Ownership interest (as a percent)	50.00%